BUSINESS ACQUISITIONS - Acquisition in Shenzhen Ranlo (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2019	Dec. 31, 2018
Intangible asset:
Goodwill		$ 52,687	$ 25,096
Shenzhen Ranlo
BUSINESS ACQUISITIONS
Percentage of equity interest	100.00%
Consideration transferred	$ 5,985
Purchase price allocation of acquisitions
Cash and cash equivalents	576
Other current assets	789
Property, plant and equipment, net	4,462
Operating lease right-of-use assets	2,612
Intangible assets: Student base	$ 145
Intangible asset:
Amortization period - intangible assets	4 years
Other current liabilities	$ (477)
Deferred tax liabilities	(36)
Deferred revenue	(245)
Operating lease liabilities	(2,612)
Goodwill	771
Total	$ 5,985
Net revenue		1,716
Pre-tax net loss		$ 661
Shenzhen Ranlo | Minimum
Purchase price allocation of acquisitions
Depreciation or amortization period	5 years
Shenzhen Ranlo | Maximum
Purchase price allocation of acquisitions
Depreciation or amortization period	10 years